Related Party Transactions - Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction
Trade receivables	$ 4,882	$ 7,662
Other current assets	8,795	15,528
KNOT and affiliates
Related Party Transaction
Trade receivables		1,405
Related Party
Related Party Transaction
Trade receivables		1,405
Other receivables	348	1,998
Other current assets	376	2,403
Related Party | KNOT and affiliates
Related Party Transaction
Trade receivables	348	1,880
Other receivables		353
Related Party | KOAS
Related Party Transaction
Trade receivables		118
Other receivables	$ 376	$ 645